Consolidated Statements of Changes in Equity - CAD ($)	Common shares	Reserves	Commitment to issue shares	Foreign currency reserve	Deficit	Total
Balance at Sep. 30, 2023	$ 7,219,766	$ 1,385,293	$ 46,319	$ (63,899)	$ (8,514,482)	$ 72,997
Balance (in shares) at Sep. 30, 2023	30,460,475
Fair value reversal on expired stock options		(291,893)			291,893
Share-based compensation		630,626				630,626
Net loss and comprehensive loss				(368,832)	(3,085,195)	(3,454,027)
Bonus shares issued	$ 46,500					46,500
Bonus shares issued (in shares)	75,000
Private placement, net of share issue costs	$ 12,163,457				24,923	12,188,380
Private placement, net of share issue costs (in shares)	50,514,222
Shares issued – restructuring payment	$ 91,094					91,094
Shares issued – restructuring payment (in shares)	146,923
Exercise of warrants	$ 3,750					3,750
Exercise of warrants (in shares)	25,000
Balance at Sep. 30, 2024	$ 19,524,567	1,724,026	46,319	(432,731)	(11,282,861)	9,579,320
Balance (in shares) at Sep. 30, 2024	81,221,620
Bought deal equity financing, net of share issue costs	$ 119,813,403					119,813,403
Bought deal equity financing, net of share issue costs (in shares)	48,330,000
Exercise of warrants – shares to be issued			750,000			750,000
Fair value reversal on expired stock options		(172,806)			172,806
Shares issued on exercise of warrants and stock options	$ 630,569	(433,764)				196,805
Shares issued on exercise of warrants and stock options (in shares)	1,359,067
Share-based compensation		2,285,246				2,285,246
Reclassification of commitment to issue shares to common shares	46,319		(46,319)
Net loss and comprehensive loss				1,103,007	(16,972,421)	(15,869,414)
Balance at Dec. 31, 2025	$ 140,014,858	$ 3,402,702	$ 750,000	$ 670,276	$ (28,082,476)	$ 116,755,360
Balance (in shares) at Dec. 31, 2025	130,910,687